Interest in associates and joint ventures - Carrying amount of interests in associates and joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interests In Other Entities [Abstract]
Interests in associates	$ 29,515	$ 26,594
Interests in joint ventures	94	90
Interests in associates and joint ventures	$ 29,609	$ 26,684	$ 24,474